Debt instruments (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of debt instrument

In BRL thousands	2023	2022	2021

Classification:
Financial Assets Measured at Fair Value Through Profit or Loss	84,291,192	66,191,454	50,874,612
Financial Assets Measured at Fair Value through Other Comprehensive Income	59,036,137	55,392,178	101,212,600
Financial Assets Measured at Amortized Cost	101,087,321	81,329,013	73,125,011
Comprising:
Debt instruments at Amortized Cost	102,673,487	82,502,775	74,315,903
Provision for impairment losses (note 9.c)	(1,586,166)	(1,173,762)	(1,190,892)
Total	244,414,650	202,912,645	225,212,223

Type:
Government securities - Brazil (1)	148,750,440	142,748,873	171,436,589
Debentures and promissory notes	49,083,296	28,251,227	19,881,934
Other debt securities	46,580,914	31,912,545	33,893,700
Total	244,414,650	202,912,645	225,212,223

(1) These primarily refer to National Treasury Bills (LTN), Treasury Financial Bills (LFT), and National Treasury Notes (NTN-A, NTN-B, NTN-C, and NTN-F).

Schedule of debt instruments are primarily consist

Thousand of reais	2023	2022	2021

Currency:
Brazilian Real	227,117,943	185,814,293	208,599,863
U.S. dollar	14,748,652	17,098,352	16,612,360
Mexican peso	2,548,055	-	-
Total	244,414,650	202,912,645	225,212,223

Schedule of debt instrument linked to

In BRL thousands	2023	2022	2021

Debt Instruments linked to:
Repurchase Agreements	61,802,969	60,633,943	76,211,049
Operations guarantees in B3 S.A. - Brasil, Bolsa, Balcão (B3 S.A.)	16,924,556	19,251,597	19,470,624
Linked to judicial deposits and other guarantees	18,283,802	15,235,912	23,291,528
Total	97,011,327	95,121,452	118,973,201